Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by geographical region (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,471,203		$ 2,433,785
Trading assets	238,130	$ 254,410	287,995
Derivatives	207,825	219,818	219,818
Financial investments at amortised cost	404,111		384,280
Other financial assets	10,086		14,353
Total assets	2,558,124	2,518,430	2,521,771	$ 2,374,986
Liabilities under insurance contracts	84,824		83,196
Deferred tax	2,619	1,614	1,982
Other liabilities	19,905		21,202
Total liabilities	2,363,875	2,322,206	2,323,900
Total equity	194,249	196,224	197,871	$ 182,578	$ 197,518
Total liabilities and equity	2,558,124	$ 2,518,430	2,521,771
Insurance Manufacturing Subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	96,744		95,704
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	29,242
Financial assets designated at fair value			28,557
Derivatives	237		340
Financial investments at amortised cost	49,413
Financial investments at fair value through other comprehensive income	13,334
Financial investments – HTM			39,029
Financial investments – AFS			21,993
Other financial assets	4,518		5,785
Reinsurance assets	2,692		2,536
PVIF	7,149		6,610
Other assets and investment properties	3,360		3,267
Total assets	109,945		108,117
Liabilities under investment contracts designated at fair value	5,458		5,635
Liabilities under insurance contracts	87,330		85,667
Deferred tax	1,266		1,259
Other liabilities	3,659		3,325
Total liabilities	97,713		95,886
Total equity	12,232		12,231
Total liabilities and equity	109,945		108,117
Insurance Manufacturing Subsidiaries | Europe
Disclosure of types of insurance contracts [line items]
Financial assets	28,631		30,231
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,142
Financial assets designated at fair value			12,430
Derivatives	121		169
Financial investments at amortised cost	296
Financial investments at fair value through other comprehensive income	12,453
Financial investments – HTM			0
Financial investments – AFS			15,144
Other financial assets	2,619		2,488
Reinsurance assets	249		469
PVIF	832		773
Other assets and investment properties	1,053		1,666
Total assets	30,765		33,139
Liabilities under investment contracts designated at fair value	780		739
Liabilities under insurance contracts	26,375		28,416
Deferred tax	209		217
Other liabilities	1,690		2,043
Total liabilities	29,054		31,415
Total equity	1,711		1,724
Total liabilities and equity	30,765		33,139
Insurance Manufacturing Subsidiaries | Asia
Disclosure of types of insurance contracts [line items]
Financial assets	66,793		63,973
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,774
Financial assets designated at fair value			15,633
Derivatives	116		171
Financial investments at amortised cost	48,595
Financial investments at fair value through other comprehensive income	440
Financial investments – HTM			38,506
Financial investments – AFS			6,393
Other financial assets	1,868		3,270
Reinsurance assets	2,438		2,063
PVIF	6,195		5,709
Other assets and investment properties	2,280		1,577
Total assets	77,706		73,322
Liabilities under investment contracts designated at fair value	4,678		4,896
Liabilities under insurance contracts	59,829		56,047
Deferred tax	1,050		1,033
Other liabilities	1,911		1,209
Total liabilities	67,468		63,185
Total equity	10,238		10,137
Total liabilities and equity	77,706		73,322
Insurance Manufacturing Subsidiaries | Latin America
Disclosure of types of insurance contracts [line items]
Financial assets	1,320		1,500
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	326
Financial assets designated at fair value			494
Derivatives	0		0
Financial investments at amortised cost	522
Financial investments at fair value through other comprehensive income	441
Financial investments – HTM			523
Financial investments – AFS			456
Other financial assets	31		27
Reinsurance assets	5		4
PVIF	122		128
Other assets and investment properties	27		24
Total assets	1,474		1,656
Liabilities under investment contracts designated at fair value	0		0
Liabilities under insurance contracts	1,126		1,204
Deferred tax	7		9
Other liabilities	58		73
Total liabilities	1,191		1,286
Total equity	283		370
Total liabilities and equity	$ 1,474		$ 1,656

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.